ALLEGHANY FUNDS

                          Montag & Caldwell Growth Fund
                  Alleghany/Chicago Trust Growth & Income Fund
                Alleghany/Blairlogie International Developed Fund
                   Alleghany/Blairlogie Emerging Markets Fund
                         Montag & Caldwell Balanced Fund
                        Alleghany/Chicago Trust Bond Fund

                                 Class I Shares

                       Supplement dated February 15, 2000
             to Prospectus (Class I Shares) dated February 15, 2000


Sales  of  shares  of   Alleghany/Chicago   Trust   Growth  &  Income  Fund  and
Alleghany/Chicago  Trust  Bond  Fund  have  been  postponed  indefinitely,   and
therefore will not be available to investors until further notice.


















                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.